Cover	Aug. 05, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 05, 2022
Current Fiscal Year End Date	--10-31
Entity File Number	00-53450
Entity Registrant Name	Yuengling’s Ice Cream Corporation
Entity Central Index Key	0001624517
Entity Tax Identification Number	47-5386867
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	One Glenlake Parkway #650
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30328
City Area Code	(404)
Local Phone Number	805-6044
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, Par Value $0.001
Trading Symbol	ARSND
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false